Share-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 29, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
For the periods presented, the fair value of options was estimated using the Black-Scholes option-pricing model with the following assumptions:

	Year Ended December 31,
	2016	2017	2018
Risk-free interest rate	1.6%	2.0%	2.8%
Average expected term (years)	5.6	5.9	5.8
Expected volatility	55.0%	55.0%	55.0%
Dividend yield	—	—	—

Schedule of stock option activity
The following table summarizes the Company’s stock option activity during the six months ended June 29, 2019:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)(1)
Outstanding at December 31, 2018	5,120,293	$3.13	7.3	$81,371
Granted	1,488,032	$36.14	—	$—
Exercised	(294,335)	$1.81	—	$7,328
Cancelled/Forfeited	(68,887)	$7.02	—	$—
Outstanding at June 29, 2019	6,245,103	$11.01	7.5	$935,616
Vested and exercisable at June 29, 2019	3,091,340	$1.26	5.8	$492,807
Vested and expected to vest at June 29, 2019	4,419,185	$5.48	6.7	$686,118
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(1)
Aggregate intrinsic value is calculated as the difference between the value of common stock on the transaction date and the exercise price multiplied by the number of shares issuable under the stock option.

The following table summarizes the Company’s stock option activity during the period from December 31, 2015 through December 31, 2018:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2015	5,114,597	$0.81	8.7	$679
Granted	1,674,141	$0.95	—	—
Exercised	(793,854)	$0.87	—	—
Cancelled/Forfeited	(1,115,034)	$0.90	—	—
Outstanding at December 31, 2016	4,879,850	$0.83	8.2	$3,557
Granted	382,476	$1.56	—	—
Exercised	(446,201)	$0.85	—	—
Cancelled/Forfeited	(609,096)	$0.97	—	—
Outstanding at December 31, 2017	4,207,029	$0.88	7.2	$8,936
Granted	2,136,012	$6.49	—	—
Exercised	(1,139,962)	$1.20	—	—
Cancelled/Forfeited	(82,786)	$2.03	—	—
Outstanding at December 31, 2018	5,120,293	$3.13	7.3	$81,371
Vested and exercisable at December 31, 2018	2,860,767	$1.03	6.0	$51,453
Vested and expected to vest at December 31, 2018	3,976,569	$2.01	6.7	$67,624

Schedule of RSU activity
The following table summarizes the Company’s RSU activity during the six months ended June 29, 2019:

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Unvested at January 1, 2019	—	$—
Granted	70,360	$168.10
Unvested at June 29, 2019	70,360	$168.10

Schedule of restricted stock activity
The following table summarizes the Company’s restricted stock activity during the six months ended June 29, 2019:

	Number of Shares of Restricted Stock	Weighted Average Remaining Contractual Life (Years)	Weighted Average Grant Date Fair Value Per Share
Unvested at December 31, 2018	100,127	1.6	$17.03
Granted	99,433	—	$20.02
Vested/Released	(35,667)	—	$—
Unvested at June 29, 2019	163,893	1.8	$19.46

The following table summarizes the Company’s restricted stock activity:

	Number of Shares of Restricted Stock	Weighted Average Remaining Contractual Life (Years)	Weighted Average Grant Date Fair Value Per Share
Outstanding at December 31, 2017	—	—	$—
Granted	135,791	—	$17.03
Vested/Released	(35,664)	—	$17.03
Cancelled/Forfeited	—	—	$—
Outstanding at December 31, 2018	100,127	1.6	$17.03